ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS - CoolCo Results of Operations (Details) - USD ($) $ in Thousands, shares in Millions		12 Months Ended
	Apr. 15, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Loss)/income from discontinued operations		$ (189,620)	$ 50,448	$ (142,912)
(Loss)/ gain on disposal		113,170	574,941
Net (loss)/income from discontinued operations		(76,450)	625,389	(142,912)
CoolCo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Vessel operating expenses		(8,466)	(49,446)	(46,400)
Voyage, charterhire and commission expenses		(1,229)	(709)	(11,228)
Administrative expenses		1,906	476	(772)
Project development expenses		(62)	(362)	(275)
Depreciation and amortization		(5,807)	(43,497)	(44,437)
Impairment of long-lived assets		(218,349)	0	0
Other operating income		4,374	5,020	3,262
Operating (loss)/income		(188,529)	73,439	64,890
Other non-operating losses		0	(124)	0
Interest income		4	7	67
Interest expense		(4,725)	(18,087)	(26,954)
Other financial items, net		(799)	(401)	(902)
Pre-tax (loss)/income from discontinued operations		(194,049)	54,834	37,101
Income taxes		(451)	(300)	(402)
(Loss)/income from discontinued operations		(194,500)	54,534	36,699
(Loss)/ gain on disposal		(10,060)	0	0
Net (loss)/income from discontinued operations		(204,560)	54,534	36,699
Assets and liabilities disposed		355,400
Cash sale proceeds		218,200
Consideration received (in shares)	12.5
Discontinued operation, consideration, value of shares received		127,100
CoolCo | Time and voyage charter revenues
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Time and voyage charter revenues		37,289	161,957	164,740
CoolCo | Vessel management fees and other revenues
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Time and voyage charter revenues		$ 1,815	$ 0	$ 0